Supplement dated January 13, 2009 to the prospectus dated May 1, 2008 of Seligman Asset Allocation Series, Inc. (the "Series"), on behalf of its Seligman
   Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced
    Fund, Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Moderate Growth Fund (each a "Seligman Fund" and together, the "Seligman Funds")

This supplement supersedes and replaces the supplement filed earlier today, January 13, 2008, with the Securities and Exchange Commission.

On January 8, 2009, the Series' Board of Directors, on behalf of each Seligman Fund, approved in principle the merger of each Seligman Fund into a RiverSource Fund as shown below:

                            Proposed to be merged  into the RiverSource Fund
Seligman Fund:              named below (together the "RiverSource Funds"):
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Seligman Asset Allocation   RiverSource Portfolio Builder Total Equity Fund, a
Aggressive Growth Fund      fund that seeks to provide the highest level of
                            total return that is consistent with an acceptable
                            level of risk.
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Seligman Asset Allocation   RiverSource Portfolio Builder Moderate Aggressive
Balanced Fund               Fund, a fund that seeks to provide the highest level
                            of total return that is consistent with an
                            acceptable level of risk.
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Seligman Asset Allocation   RiverSource Portfolio Builder Total Equity Fund
Growth Fund                 seeks to provide the highest level of total return
                            that is consistent with an acceptable level of risk.
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Seligman Asset Allocation   RiverSource Portfolio Builder Aggressive Fund, a
Moderate Growth Fund        fund that seeks to provide the highest level of
                            total return that is consistent with an acceptable level of risk.
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More information about the RiverSource Funds and the proposed mergers will be included in proxy materials.

Completion of each merger is subject to approval by shareholders of the applicable Seligman Fund. It is currently anticipated that proxy materials regarding each merger will be distributed to shareholders of the Seligman Funds during the first or second quarter of 2009, and that a meeting of shareholders to consider each merger will be scheduled for the second quarter of 2009.